UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                            (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

Goodwood SMID Cap Discovery Fund

Schedule of Investments
(Unaudited)

As of August 31, 2014
		Shares	Value (note 1)

COMMON STOCKS - 93.86%

Consumer Discretionary - 7.61%
	Cinemark Holdings, Inc.	6,001	$211,775
	Dunkin' Brands Group, Inc.	6,001	261,284
	Five Below, Inc.	2,236	90,692
*	GoPro, Inc.	2,769	143,434
	Tuesday Morning Corp.	11,279	198,285
			905,470
Energy - 1.52%
*	Matrix Service Co.	6,390	180,262
			180,262
Financials - 4.97%
	Green Dot Corp.	16,418	310,136
	WisdomTree Investments, Inc.	23,762	281,104
			591,240
Health Care - 29.51%
*	Acadia Healthcare Co., Inc.	5,873	300,756
*	Accuray, Inc.	18,158	147,806
	Alcobra Ltd.	13,121	252,710
	Aurora Spine Corp.	2,500	4,622
	BioScrip, Inc.	32,681	276,481
*	Heron Therapeutics, Inc.	30,064	282,301
	Hologic, Inc.	14,770	367,330
*	Intuitive Surgical, Inc.	727	341,697
	Perrigo Co. PLC	1,831	272,343
	Quintiles Transnational Holdings, Inc.	4,746	266,346
*	Salix Pharmaceuticals Ltd.	2,597	413,209
*	Team Health Holdings, Inc.	4,697	274,868
*	Tekmira Pharmaceuticals Corp.	5,538	118,513
	Teleflex, Inc.	1,757	192,356
			3,511,338
Industrials - 30.69%
	Chicago Bridge & Iron Co.	7,215	457,575
	Franklin Electric Co., Inc.	4,565	173,287
*	Generac Holdings, Inc.	7,378	343,225
	H&E Equipment Services, Inc.	12,247	501,025
	Hyster-Yale Materials Handling, Inc.	3,493	269,275
*	Kirby Corp.	2,027	241,801
	Lincoln Electric Holdings, Inc.	3,743	266,127
	Mobile Mini, Inc.	4,835	189,387
	Powell Industries, Inc.	4,010	211,287
*	PowerSecure International, Inc.	11,960	132,278

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

COMMON STOCKS - Continued

Industrials - Continued
	Rollins, Inc.	6,440	$191,590
	The Manitowoc Co., Inc.	7,619	224,151
*	Thermon Group Holdings, Inc.	7,100	192,765
	TrueBlue, Inc.	9,511	258,129
			3,651,902
Information Technology - 16.04%
*	Atmel Corp.	16,933	150,026
*	Cardtronics, Inc.	6,762	240,051
*	Integrated Device Technology, Inc.	17,795	292,728
	Knowles Corp.	12,987	427,532
	Liquid Holdings Group, Inc.	62,303	104,046
	Synaptics, Inc.	4,919	403,850
*	TrueCar, Inc.	14,064	290,703
			1,908,936
Materials - 3.52%
	Albemarle Corp.	3,141	199,705
	Packaging Corp. of America	3,230	219,608
			419,313

	Total Common Stocks (Cost $10,549,607 )		11,168,461

SHORT-TERM INVESTMENT - 2.29%
§	Fidelity Money Market Institutional Fund, 0.05%	272,559	272,559

	Total Short-Term Investment (Cost $272,559)		272,559

Total Value of Investments (Cost $10,822,166)(a) - 96.15%			$11,441,020

Other Assets Less Liabilities - 3.85%			458,636

Net Assets - 100%			$11,899,656

§	Represents 7 day effective yield

The following acronyms and abbreviations are used in this portfolio:
PLC - Public Limited Company

			(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

	Summary of Investments
		% of Net
		Assets	Value
	Common Stocks	93.86%	$11,168,461
	Short-Term Investment	2.29%	272,559
	Other Assets Less Liabilities	3.85%	458,636
	Total	100.00%	$11,899,656

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$ 846,667
Aggregate gross unrealized depreciation				(227,813)

	Net unrealized appreciation			$ 618,854

				(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation

The Goodwood SMID Cap Discovery Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2014:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$11,168,461	$11,168,461	$-	$-
Short-Term Investment	272,559	272,559	-	-
Total	$11,441,020	$11,441,020	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officers and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/Ryan D. Thibodeaux
Date: October 24, 2014	Ryan D. Thibodeaux President, Treasurer, Principal Executive Officer and Principal Financial Officer Goodwood SMID Cap Discovery Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Ryan D. Thibodeaux
Date: October 24, 2014	Ryan D. Thibodeaux President, Treasurer, Principal Executive Officer and Principal Financial Officer Goodwood SMID Cap Discovery Fund